Financing for major subsidiaries	12 Months Ended
Dec. 31, 2022
Financing for major subsidiaries

22.	Financing for major subsidiaries
JD Health
In May 2019 and August 2020, JD Health entered into definitive agreements for the non-redeemable series A preference share financing of RMB6.5 billion and for the non-redeemable series B preference share financing of
RMB6.3
billion with third-party investors, respectively.
In December 2020, JD Health completed its IPO and issued 439,185,000 ordinary shares, including the exercise of the over-allotment option, at HK$70.58 per share. The net proceeds after deducting underwriting commissions, share issuance costs and offering expenses approximately amounted to RM
B25.7 billion. Upon completion of IPO, the preference shares were
converted into ordinary shares of JD Health.
As of December 31, 2020, among the proceeds received, RMB11.8 billion was recorded as non-controlling
interests and RMB26.7 billion was recorded as additional
paid-in
capital.
JD Logistics
In May 2021, JD Logistics completed its IPO and issued 700,534,900 ordinary shares, including the exercise of the over-allotment option, at HK$40.36 per share. The net proceeds after deducting underwriting commissions, share issuance costs and offering expenses approximately amounted to RM
B22.9 billion. Among the proceeds received, RMB6.1 billion was recorded as non-controlling
interests and RMB16.8 billion was recorded as additional
paid-in
capital.
On March 25, 2022, JD Logistics entered into a placing agreement to issue its ordinary shares to a group of third-party investors for net proceeds of approximately HK$3,102 million in a placement (the “JDL Placement”). Concurrently, the Company, through its wholly-owned subsidiary, had entered into a subscription agreement with JD Logistics to subscribe for ordinary shares of JD Logistics, at the same per share price for the JDL Placement, for net proceeds of approximately US$692 million in cash (the “JD Subscription”). Upon completion of the JDL Placement and the JD Subscription in 2022, the Company maintained its shareholding in JD Logistics at approximately 63.56
%, and continued to consolidate JD Logistics’s financial results into its financial statements. The Company recorded the net proceeds of financing in non-controlling
interests of RMB
2,221 million and additional
paid-in
capital of RMB295 million.
JD Industrials
In April and December 2020, JD Industrials entered into definitive agreements for non-redeemable
series A and series
A-1
preference share financing (“JD Industrials Series A and
A-1
Preference Shares”) with a group of third-party investors. The total amount of financing arising from JD Industrials Series A and
A-1
Preference Shares was
US$335 million. Among the proceeds received, RMB
510
million was recorded as non-controlling interests and RMB1,792 million was recorded as additional paid-in capital.
The Group determined that JD Industrials Series A and A-1 Preference Shares should be classified as non-controlling interests upon its issuance since they were not redeemable by the holders.
JD Property
In March 2021, JD Property entered into definitive agreements for the non-redeemable
series A preference share financing (“JD Property Series A Preference Shares”) with a group of third-party investors. The total amount of financing arising from JD Property Series A Preference Shares was
US$703 million. Among the proceeds received, RMB3.1 billion was recorded as non-controlling
interests and RMB1.3 billion was recorded as additional
paid-in
capital.
In March and June 2022, JD Property entered into definitive agreements for its non-redeemable series B preferred share financing (“JD Property Series B Preference Shares”) with investors led by Hillhouse Investment, Warburg Pincus, and one leading global institutional investor, among others. The total amount of financing raised was approximately US$
803 million. Among the proceeds received, RMB3.9 billion was recorded as non-controlling
interests and RMB1.4 billion was recorded as additional
paid-in
capital.
The Group determined that JD Property Series A Preference Shares and JD Property Series B Preference Shares should be classified as non-controlling
interests upon its issuance since they were not redeemable by the holders.